Employees - Summary of Employee Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Remuneration	$ 10,928	$ 10,648	$ 10,509
Social security contributions	983	957	860
Retirement benefits (see Note 24)	809	1,324	1,795
Share-based compensation (see Note 28)	732	700	807
Total	$ 13,452	$ 13,629	$ 13,971